Consolidated Statements of Financial Condition (FY) (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Nov. 16, 2020
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, authorized (in shares)	100,000,000	100,000,000
Preferred stock issued (in shares)	0	0
Preferred stock outstanding (in shares)		0
Common Class A
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	700,000,000	700,000,000
Common stock, outstanding (in shares)	42,628,996	40,835,093
Common Class B
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	500,000,000	500,000,000
Common stock, outstanding (in shares)	0	0
Common Class C
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	300,000,000	300,000,000
Common stock, outstanding (in shares)	144,235,246	144,235,246